UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE MICRO-CAP TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 101.0%
	SHARES	VALUE
Consumer Products - 5.2%
Apparel and Shoes - 2.1%
Delta Apparel	129,300	$2,292,489
Hartmarx Corporation a,c	50,000	445,500
Kleinert’s a,d	14,200	0
Steven Madden a	14,500	514,750
Marisa Christina a,c	76,600	39,832
Shoe Pavilion a,c	113,700	1,008,519
Stride Rite	10,000	144,800
Weyco Group	120,000	2,700,000

		7,145,890

Collectibles - 0.4%
Topps Company (The)	148,500	1,302,345

Food/Beverage/Tobacco - 0.3%
Green Mountain Coffee Roasters a,c	26,600	1,056,552
Nutrition 21 a,c	40,000	86,000

		1,142,552

Home Furnishing and Appliances - 0.5%
Lifetime Brands	52,554	1,481,497
Stanley Furniture Company	5,000	146,250

		1,627,747

Publishing - 0.1%
Educational Development a	10,600	85,330

Sports and Recreation - 0.6%
Monaco Coach	73,900	990,260
National R.V. Holdings a	31,800	203,520
Orange 21 a	7,400	32,930
Sturm, Ruger & Company a	95,000	758,100

		1,984,810

Other Consumer Products - 1.2%
Burnham Holdings Cl. A	79,500	1,661,550
Cobra Electronics a	10,000	105,900
Cross (A. T.) Company Cl. A a	100,000	575,000
JAKKS Pacific a	25,000	668,500
Lazare Kaplan International a	151,700	1,183,260
Sonic Solutions a	4,000	72,440

		4,266,650

Total		17,555,324

Consumer Services - 6.1%
Direct Marketing - 0.2%
FTD Group a	55,000	532,950
Sportsman’s Guide (The) a	6,000	158,940
ValueVision Media Cl. A a,c	5,000	63,900

		755,790

Leisure and Entertainment - 0.3%
FortuNet a,c	7,500	107,625
IMAX Corporation a,c	25,000	253,750
Multimedia Games a,c	5,000	74,400
New Frontier Media a	60,000	455,400
Progressive Gaming International a,c	9,500	90,915
Singing Machine Company (The) a,c	5,000	1,600
TiVo a,c	20,000	144,600

		1,128,290

Media and Broadcasting - 0.5%
Nelson (Thomas)	28,300	827,775
Outdoor Channel Holdings a,c	69,750	710,753

		1,538,528

Restaurants and Lodgings - 0.1%
Benihana Cl. A a	800	24,736
California Pizza Kitchen a,c	2,100	68,145
Champps Entertainment a	10,000	82,500

		175,381

Retail Stores - 4.6%
A.C. Moore Arts & Crafts a,c	47,600	875,840
America’s Car-Mart a,c	113,000	2,429,500
Buckle (The)	25,500	1,044,225
Cache a	3,200	58,688
Casual Male Retail Group a	2,000	19,480
Cato Corporation Cl. A	71,850	1,714,341
Charlotte Russe Holding a	1,700	36,380
Cost Plus a,c	36,977	632,307
Deb Shops	19,900	591,030
Fred’s Cl. A a	7,500	99,450
La Senza Corporation a	99,900	1,740,776
PriceSmart a,c	50,000	398,500
Shoe Carnival a	11,000	274,780
Stein Mart	148,900	2,593,838
United Retail Group a,c	60,600	1,135,038
West Marine a	127,000	1,906,270
Wild Oats Markets a,c	3,000	60,990

		15,611,433

Other Consumer Services - 0.4%
Ambassadors Group	15,000	381,000
Ambassadors International	6,100	110,776
Autobytel a,c	20,000	96,400
Cash America International	5,000	150,100
Escala Group a,c	26,000	680,940

		1,419,216

Total		20,628,638

Diversified Investment Companies - 2.0%
Closed-End Mutual Funds - 2.0%
ASA Bermuda a	73,300	4,764,500
Central Fund of Canada Cl. A a	237,000	1,884,150

Total		6,648,650

Financial Intermediaries - 6.5%
Banking - 2.7%
Abigail Adams National Bancorp b	229,400	2,993,670
Arrow Financial	14,322	392,423
Bancorp (The) a	51,380	1,261,379
First National Lincoln	40,200	705,510
FirstBank NW	9,860	181,325
Lakeland Financial	22,500	1,051,875
Meta Financial Group	44,800	1,022,784
Queen City Investments a	948	808,644
Quest Capital a	30,000	77,322
Sterling Bancorp	22,869	471,101

		8,966,033

Insurance - 2.4%
American Safety Insurance Holdings a	20,000	334,200
First Acceptance a	258,405	3,436,786
Independence Holding	33,534	773,294
NYMAGIC	65,400	1,950,882
Navigators Group a	17,200	853,120
Wellington Underwriting	444,712	834,454

		8,182,736

Real Estate Investment Trusts - 0.3%
Bimini Mortgage Management Cl. A	99,000	847,440

Securities Brokers - 0.6%
First Albany a	45,000	253,350
Sanders Morris Harris Group	21,000	336,840
Stifel Financial a,c	21,233	927,245
Tradestation Group a,c	30,000	414,600

		1,932,035

Other Financial Intermediaries - 0.5%
Electronic Clearing House a	20,000	255,000
MarketAxess Holdings a,c	123,700	1,488,111

		1,743,111

Total		21,671,355

Financial Services - 3.2%
Insurance Brokers - 0.1%
Crawford & Company Cl. A	50,000	290,500

Investment Management - 3.0%
ADDENDA Capital	48,000	1,185,769
Brantley Capital a	56,100	126,225
Epoch Holding a	218,300	1,047,840
Hennessy Advisors	16,500	445,500
Highbury Financial a	317,200	1,741,428
Highbury Financial a	634,400	399,672
International Assets Holding a	169,000	1,732,250
MVC Capital a	211,200	2,576,640
NGP Capital Resources Company	58,600	796,960
Rockwater Capital a	50,000	267,586

		10,319,870

Other Financial Services - 0.1%
Clark	20,900	246,829
MicroFinancial	10,000	38,000

		284,829

Total		10,895,199

Health - 14.5%
Commercial Services - 1.7%
Discovery Partners International a	35,000	85,050
First Consulting Group a	274,700	2,030,033
Hooper Holmes a,c	88,600	256,054
PAREXEL International a,c	121,400	3,209,816

		5,580,953

Drugs and Biotech - 5.2%
Allos Therapeutics a,c	233,600	819,936
Alnylam Pharmaceuticals a,c	3,000	52,770
Anormed a	160,600	1,059,960
Antigenics a,c	70,000	191,800
Aradigm Corporation a,c	7,040	24,288
Axonyx a	50,000	58,000
Barrier Therapeutics a,c	11,300	109,384
Cambrex Corporation	16,000	312,640
CancerVax Corporation a,c	43,000	121,690
Caraco Pharmaceutical Laboratories a,c	119,750	1,556,750
Cardiome Pharma a	29,300	372,110
Cell Genesys a,c	58,000	462,840
Cerus Corporation a	82,000	701,920
CollaGenex Pharmaceuticals a,c	25,000	370,000
Corcept Therapeutics a,c	5,000	26,150
Dendreon Corporation a,c	12,700	59,817
Draxis Health a	15,000	67,950
Durect Corporation a	44,100	280,476
DUSA Pharmaceuticals a,c	32,700	230,862
Dyax Corporation a	15,000	87,000
Emisphere Technologies a,c	163,200	1,341,504
Gene Logic a	240,579	1,104,258
Genitope Corporation a,c	3,000	26,100
Halozyme Therapeutics a,c	20,000	69,000
Hi-Tech Pharmacal a	30,600	862,920
ImmunoGen a,c	44,000	190,960
Lannett Company a,c	64,000	481,920
Mannkind Corporation a,c	42,000	858,480
Maxygen a	5,000	41,400
Momenta Pharmaceuticals a,c	62,500	1,228,750
Monogram Biosciences a,c	55,000	101,200
Myriad Genetics a,c	25,000	652,250
Nabi Biopharmaceuticals a,c	5,000	28,200
Nastech Pharmaceutical Company a,c	2,700	48,600
Neurogen Corporation a,c	30,000	185,700
Oncolytics Biotech a,c	41,000	211,560
Orchid Cellmark a,c	78,000	447,720
Pharmacyclics a	98,000	450,800
SFBC International a,c	25,000	609,500
Sangamo BioSciences a	10,000	59,500
Senesco Technologies a	25,000	53,500
Tercica a,c	61,900	414,730
Theragenics Corporation a,c	145,800	460,728
Trimeris a,c	30,000	405,300

		17,300,923

Health Services - 1.8%
ATC Healthcare Cl. A a	35,000	14,350
Albany Molecular Research a	40,000	406,400
Bio-Imaging Technologies a	42,400	180,200
BioScrip a,c	59,700	430,437
Covalent Group a	25,000	56,250
Gentiva Health Services a	23,000	418,830
HMS Holdings a	74,910	655,463
Healthcare Services Group	2,800	59,808
Horizon Health a	50,000	990,000
MedCath Corporation a,c	18,000	344,160
Mediware Information Systems a	55,000	550,000
On Assignment a	41,100	451,278
Quovadx a	5,000	15,950
RehabCare Group a,c	22,000	414,700
Res-Care a	32,000	588,160
Sun Healthcare Group a	51,000	384,540
U.S. Physical Therapy a	10,000	171,100

		6,131,626

Medical Products and Devices - 5.6%
Adeza Biomedical a	21,400	452,182
Allied Healthcare Products a	253,500	1,526,070
AngioDynamics a,c	14,000	420,840
Anika Therapeutics a	24,000	293,280
Bruker BioSciences a,c	187,200	1,010,880
Caliper Life Sciences a	52,100	333,440
Cardiac Science a	29,947	273,416
CONMED Corporation a,c	3,900	74,685
Del Global Technologies a	168,279	496,423
EPIX Pharmaceuticals a,c	49,000	171,500
Endologix a,c	10,500	49,875
Exactech a,c	114,100	1,595,118
Kensey Nash a,c	28,000	800,800
Langer a	7,100	31,595
Medical Action Industries a	83,500	2,003,165
Merit Medical Systems a	5,700	68,457
Molecular Devices a,c	25,500	845,580
NMT Medical a	8,200	132,676
Neurometrix a,c	21,500	837,210
Orthofix International a	28,000	1,114,960
OrthoLogic Corporation a	84,000	184,800
PLC Systems a	105,200	76,796
Possis Medical a,c	29,900	303,784
Schick Technologies a	25,000	1,247,500
Shamir Optical Industry a	7,500	74,850
STAAR Surgical a	5,000	44,850
Synovis Life Technologies a,c	23,000	235,520
Urologix a,c	177,000	628,350
Utah Medical Products	42,300	1,353,600
Young Innovations	61,450	2,244,154

		18,926,356

Personal Care - 0.2%
CCA Industries	9,040	101,248
Helen of Troy a,c	20,000	424,000
Nutraceutical International a	15,000	226,050

		751,298

Total		48,691,156

Industrial Products - 15.4%
Automotive - 0.9%
IMPCO Technologies a,c	30,500	198,860
LKQ Corporation a,c	11,400	237,234
Noble International	37,500	634,875
Safety Components International a	28,300	403,275
Spartan Motors a	2,800	32,200
Strattec Security a	28,300	1,055,307
Wescast Industries Cl. A	37,900	503,667

		3,065,418

Building Systems and Components - 1.4%
Aaon a	63,700	1,523,067
AZZ a	45,600	1,121,760
Craftmade International	20,000	369,800
Flanders Corporation a,c	39,400	460,192
LSI Industries	63,812	1,087,356
Modtech Holdings a	3,800	33,250
Southern Energy Homes a	11,600	69,136

		4,664,561

Construction Materials - 1.5%
Ash Grove Cement Company a	8,000	1,424,000
Monarch Cement	50,410	1,310,660
Synalloy Corporation a	161,000	2,413,390

		5,148,050

Industrial Components - 1.6%
American Superconducter a,c	67,000	760,450
Bel Fuse Cl. A	55,200	1,556,088
C & D Technologies a	53,000	489,720
Ladish Company a	10,000	289,700
Plug Power a,c	1,370	6,850
Powell Industries a	50,300	1,095,534
Scientific Technologies a	10,700	82,390
Tech/Ops Sevcon	76,200	487,680
II-VI a	20,000	361,800
Woodhead Industries	10,000	166,000

		5,296,212

Machinery - 3.4%
Alamo Group	38,600	854,604
Ampco-Pittsburgh	86,900	1,738,000
Astec Industries a,c	40,200	1,443,180
Global Power Equipment Group a,c	87,600	337,260
Gorman-Rupp Company	3,375	82,350
Hardinge	117,000	1,882,530
Hurco Companies a,c	25,300	688,666
Keithley Instruments	14,000	215,040
LeCroy Corporation a	2,000	31,300
Lindsay Manufacturing	10,000	270,900
MTS Systems	10,000	418,300
Mueller (Paul) Company	9,650	323,757
Sun Hydraulics	38,950	832,751
Tennant Company	44,100	2,307,312

		11,425,950

Metal Fabrication and Distribution - 2.2%
Aleris International a	4,075	195,885
Encore Wire a,c	15,000	508,200
Harris Steel Group	50,000	1,177,377
Haynes International a	42,750	1,282,500
Insteel Industries	16,800	953,904
NN a	155,600	2,008,796
Novamerican Steel a	2,500	114,875
Universal Stainless & Alloy Products a	38,500	989,450

		7,230,987

Paper and Packaging - 0.1%
Mod-Pac Corporation a	23,200	269,120

Pumps, Valves and Bearings - 0.2%
CIRCOR International	28,000	817,600

Specialty Chemicals and Materials - 2.0%
Aceto Corporation a	365,419	2,693,138
American Vanguard	2,500	76,375
Balchem Corporation a	22,500	519,075
CFC International a,c	40,600	673,249
Hawkins	122,667	1,725,925
NuCo2 a	20,000	634,800
Park Electrochemical	10,000	295,000

		6,617,562

Textiles - 0.1%
Unifi a,c	100,000	334,000

Other Industrial Products - 2.0%
Color Kinetics a,c	50,000	1,059,000
Distributed Energy Systems a	50,000	355,000
Eastern Company (The)	26,500	555,175
Maxwell Technologies a	15,300	298,503
Peerless Manufacturing a	42,200	822,900
Quixote Corporation a	35,500	878,625
Raven Industries	73,000	2,855,030

		6,824,233

Total		51,693,693

Industrial Services - 12.7%
Advertising and Publishing - 0.5%
Greenfield Online a,c	20,000	119,800
MDC Partners Cl. A a	84,000	716,520
NetRatings a,c	50,000	662,500

		1,498,820

Commercial Services - 5.4%
American Bank Note Holographics a	242,200	690,270
BB Holdings a	390,000	1,794,000
CBIZ a,c	87,000	696,000
Carlisle Group a	151,000	299,076
Castle (A.M.) & Company	19,500	575,250
Collectors Universe a,c	11,700	163,683
CorVel Corporation a,c	31,850	701,337
Exponent a	68,300	2,161,695
Geo Group (The) a,c	51,200	1,707,008
iGATE Corporation a	273,400	1,613,060
Kforce a,c	55,000	701,250
NCO Group a,c	20,000	475,000
PDI a	15,200	177,384
RCM Technologies a	95,100	614,346
Renaissance Learning	2,365	42,570
SM&A a,c	31,300	203,450
Senomyx a,c	47,000	773,620
SITEL Corporation a,c	90,000	378,000
StarTek	17,000	400,520
TRC Companies a,c	54,200	733,326
Volt Information Sciences a,c	64,100	1,958,896
Westaff a	362,500	1,402,875

		18,262,616

Engineering and Construction - 1.2%
Comfort Systems USA	21,000	283,500
Devcon International a	21,700	217,000
Insituform Technologies Cl. A a,c	75,300	2,002,980
Nobility Homes	2,000	49,520
Skyline Corporation	32,100	1,328,298

		3,881,298

Food and Tobacco Processors - 1.2%
Cal-Maine Foods	50,000	363,500
Galaxy Nutritional Foods a	176,200	160,342
ML Macadamia Orchards L.P.	120,200	706,776
Omega Protein a,c	9,600	54,816
Seneca Foods Cl. A a	62,500	1,228,125
Seneca Foods Cl. B a	42,500	835,125
Sunopta a,c	77,300	665,553

		4,014,237

Industrial Distribution - 0.9%
Central Steel & Wire a	2,437	1,493,881
Elamex a	60,200	66,822
Lawson Products a	19,500	798,330
Strategic Distribution a	59,690	537,807

		2,896,840

Printing - 1.0%
Bowne & Co.	66,500	1,108,555
Champion Industries	23,500	146,640
Courier Corporation	22,950	1,017,603
Ennis	9,700	189,150
Schawk	38,900	1,011,789

		3,473,737

Transportation and Logistics - 2.2%
Forward Air	50,700	1,890,603
Frozen Food Express Industries a	92,000	961,400
MAIR Holdings a,c	8,600	40,248
Marten Transport a,c	4,050	73,265
Pacific CMA a,c	200,000	158,000
Patriot Transportation Holding a	11,200	761,824
Universal Truckload Services a	134,200	3,361,710
Vitran Corporation Cl. A a,c	8,000	160,560

		7,407,610

Other Industrial Services - 0.3%
Landauer	21,300	1,069,686
Team a	2,200	73,172

		1,142,858

Total		42,578,016

Natural Resources - 9.6%
Energy Services - 4.2%
Calfrac Well Services a	1,000	29,122
Carbo Ceramics	18,750	1,067,062
Conrad Industries a	154,000	392,700
Dawson Geophysical a	2,400	66,240
Dril-Quip a	47,500	3,365,375
Enerflex Systems	3,700	88,425
Gulf Island Fabrication	45,400	1,074,618
GulfMark Offshore a	65,200	1,812,560
Input/Output a	43,500	422,385
Pason Systems a	111,200	2,978,410
StealthGas	4,900	68,110
TGC Industries a	11,600	126,904
Valley National Gases a	30,100	644,441
Willbros Group a,c	88,800	1,806,192

		13,942,544

Oil and Gas - 2.0%
Bonavista Energy Trust	69,700	2,223,166
CE Franklin a	65,750	986,250
Cano Petroleum a	39,400	315,200
Contango Oil & Gas Company a,c	10,000	129,500
Edge Petroleum a,c	2,000	49,960
Exploration Company of Delaware a,c	5,500	61,820
Nuvista Energy a	121,000	1,533,416
Particle Drilling Technologies a	6,200	33,232
PetroCorp a,d	104,200	0
Pioneer Drilling Company a	7,500	123,225
Savanna Energy Services a	2,500	59,939
Storm Cat Energy a,c	232,800	693,744
VAALCO Energy a,c	65,900	441,530

		6,650,982

Precious Metals and Mining - 2.2%
Apex Silver Mines a	76,100	1,807,375
Aurizon Mines a	237,000	552,210
Brush Engineered Materials a	15,500	306,125
Cumberland Resources a	250,000	1,017,500
Gammon Lake Resources a	11,600	209,960
Gold Reserve a	16,000	94,560
Golden Star Resources a	168,100	536,239
Metallica Resources a	281,300	925,477
Minefinders Corporation a	116,000	895,520
Nevsun Resources a	5,000	10,402
Northern Orion Resources a	52,400	236,848
Northgate Minerals a	270,000	650,700
NovaGold Resources a	13,400	205,020
Spur Ventures a	30,000	33,908

		7,481,844

Real Estate - 0.3%
HomeFed Corporation	11,352	726,528
Kennedy-Wilson a	21,500	363,350

		1,089,878

Other Natural Resources - 0.9%
PICO Holdings a	55,700	1,831,973
Pope Resources L.P.	33,000	1,097,250

		2,929,223

Total		32,094,471

Technology - 23.2%
Aerospace and Defense - 2.9%
Allied Defense Group (The) a,c	76,800	1,685,760
Astronics Corporation a	26,400	356,136
Axsys Technologies a,c	5,000	85,250
Ducommun a	72,100	1,600,620
HEICO Corporation	41,600	1,318,304
HEICO Corporation Cl. A	24,160	657,877
Herley Industries a,c	81,000	1,691,280
Integral Systems	57,500	1,551,925
SIFCO Industries a	45,800	215,260
TVI Corporation a	165,720	654,594

		9,817,006

Components and Systems - 4.1%
Acacia Research-Acacia Technologies a,c	92,700	817,614
Advanced Photonix Cl. A a	117,900	318,330
CSP a	122,581	777,164
DDi Corporation a,c	52,147	419,262
Dalsa Corporation a	5,000	56,771
Dot Hill Systems a	2,000	14,200
Excel Technology a	92,900	2,737,763
Giga-tronics a	3,200	8,320
Hypercom Corporation a	74,700	694,710
InFocus Corporation a	97,300	462,175
International DisplayWorks a,c	89,600	586,880
Merix Corporation a	7,000	86,100
Metrologic Instruments a,c	2,900	67,077
Mobility Electronics a,c	1,000	8,330
MOCON	15,600	140,712
Neoware Systems a,c	2,600	77,012
Performance Technologies a	124,550	934,125
Richardson Electronics	202,100	1,899,740
Rimage Corporation a,c	20,000	451,600
SimpleTech a	204,100	767,416
TTM Technologies a,c	121,900	1,766,331
TransAct Technologies a	78,600	742,770
Zomax a,c	20,000	36,800

		13,871,202

Distribution - 0.6%
Agilysys	90,000	1,355,400
Bell Industries a	85,700	229,676
Jaco Electronics a	30,900	117,420
Nu Horizons Electronics a,c	40,000	340,400
PC Mall a,c	6,000	38,280
Pomeroy IT Solutions a	6,900	57,684

		2,138,860

Internet Software and Services - 1.2%
Answers Corporation a,c	4,100	49,241
CryptoLogic	19,900	513,221
Digitas a,c	88,840	1,279,296
EDGAR Online a,c	38,700	198,144
Inforte Corporation a	11,400	49,932
LookSmart a	4,000	21,520
MIVA a	10,000	40,800
NIC a,c	26,800	164,284
Packeteer a,c	8,000	92,800
PFSweb a,c	7,242	8,908
Stamps.com a	21,200	747,512
Stellent c	15,000	177,900
Varsity Group a,c	118,400	509,120

		3,852,678

IT Services - 5.6%
CIBER a,c	182,662	1,165,384
Cogent Communications Group a,c	32,500	316,875
Computer Task Group a,c	381,100	1,619,675
Covansys Corporation a,c	172,500	2,965,275
DiamondCluster International a,c	138,100	1,477,670
Forrester Research a,c	105,500	2,354,760
Rainmaker Systems a	2,000	8,640
Sapient Corporation a,c	500,000	3,815,000
Syntel	54,300	1,027,356
TechTeam Global a	58,100	646,653
Tier Technologies Cl. B a	6,800	54,740
TriZetto Group (The) a,c	182,300	3,206,657

		18,658,685

Semiconductors and Equipment - 2.3%
Advanced Energy Industries a,c	23,000	324,990
California Micro Devices a	16,700	132,097
Cascade Microtech a,c	48,000	624,480
Catalyst Semiconductor a	89,700	439,530
ESS Technology a,c	25,000	83,000
Electroglas a,c	281,700	1,532,448
Exar Corporation a	41,208	588,450
Integrated Silicon Solution a	15,000	99,600
Intevac a,c	40,550	1,167,029
IXYS Corporation a	46,700	430,574
Jinpan International	57,050	471,803
MIPS Technologies a,c	10,000	74,600
PDF Solutions a,c	29,000	548,680
Photronics a,c	29,750	558,110
QuickLogic Corporation a	20,000	114,800
Semitool a,c	25,500	289,935
Sigmatel a,c	30,000	262,200
White Electronic Designs a	10,000	58,600

		7,800,926

Software - 4.1%
Aladdin Knowledge Systems a	27,300	612,885
Altiris a	3,500	77,035
Applix a	20,000	152,600
Descartes Systems Group (The) a	56,500	213,005
Evans & Sutherland Computer a	66,800	428,856
Fundtech a	55,000	628,650
ILOG ADR a	35,000	537,950
Indus International a,c	19,200	69,888
InterVideo a,c	24,500	266,070
iPass a,c	190,000	1,521,900
JDA Software Group a,c	59,500	859,180
Majesco Entertainment Company a	2,500	3,450
MapInfo a,c	5,000	70,100
McDATA Corporation Cl. A a,c	18,199	84,079
MetaSolv a	5,800	17,748
Moldflow Corporation a	7,500	117,750
MIND C.T.I.	20,000	62,200
Peerless Systems a	50,000	373,500
Pegasystems a	320,200	2,612,832
Phase Forward a,c	43,000	479,020
SPSS a	41,800	1,323,388
SeaChange International a,c	5,000	38,850
TeleCommunication Systems Cl. A a,c	10,000	25,600
Transaction Systems Architects Cl. A a	100,100	3,124,121
Unica Corporation a,c	3,000	34,770

		13,735,427

Telecommunications - 2.4%
Anaren a	24,300	473,121
C-COR.net a	5,000	43,700
Captaris a	67,800	313,914
Catapult Communications a	5,000	66,500
Centillium Communications a	11,000	42,130
Channell Commercial a	96,035	480,175
Communications Systems	79,500	838,725
Comtech Group a,c	34,500	345,000
Intervoice a,c	2,900	24,969
North Pittsburgh Systems	15,700	366,438
Novatel Wireless a,c	9,400	84,130
PC-Tel a	49,600	472,192
Radyne ComStream a	41,700	665,949
SpectraLink Corporation a	57,000	715,350
Symmetricom a,c	24,782	211,886
UCN a	100,000	245,000
ViaSat a,c	91,812	2,630,414

		8,019,593

Total		77,894,377

Miscellaneous e- 2.6%
Total		8,676,752

TOTAL COMMON STOCKS
(Cost $208,262,745)		339,027,631

PREFERRED STOCK - 0.4%
Seneca Foods Conv. a	75,409	1,406,378

TOTAL PREFERRED STOCK
(Cost $943,607)		1,406,378

REPURCHASE AGREEMENTS - 16.5%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $35,559,626 (collateralized by obligations of various U.S. Government Agencies, valued at $36,435,488)
(Cost $35,546,000)		35,546,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $20,007,883 (collateralized by obligations of various U.S. Government Agencies, valued at $20,410,990)
(Cost $20,000,000)		20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,546,000)		55,546,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 10.4%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-4.6423%)
(Cost $34,778,010)		34,778,010

TOTAL INVESTMENTS - 128.3%
(Cost $299,530,362)		430,758,019

LIABILITIES LESS CASH AND OTHER ASSETS - (10.4)%		(35,130,512)

PREFERRED STOCK - (17.9)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$335,627,507

a	Non-income producing.

b	At March 31, 2006, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended March 31, 2006:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	Gain (Loss)	Income	3/31/06	3/31/06

Abigail Adams National Bancorp	244,400	$3,421,624	-	$240,000	$(44,481)	$30,550	229,400	$2,993,670

		$3,421,624	-	$240,000	$(44,481)	$30,550		$2,993,670

c	A portion of these securities were on loan at March 31, 2006. Total market value of loaned securities at March 31, 2006 was $33,804,189.

d	Securities for which market quotations are no longer readily available represent 0.00% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2006 and less than 1% of net assets applicable to Common Stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $300,291,203. At March 31, 2006, net unrealized appreciation for all securities was $130,466,816, consisting of aggregate gross unrealized appreciation of $138,262,461 and aggregate gross unrealized depreciation of $7,795,645. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant ’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 16, 2006

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 16, 2006